CONVERTIBLE DEBT FACILITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about the summary of the changes in the convertible facility [Table Text Block]
	Convertible facility - liability component	Convertible facility - derivative component	Total convertible debt facility
Balance, December 31, 2021	$-	$-	$-
Fair value at initial recognition on August 4, 2022	8,381,000	1,619,000	10,000,000
Transaction costs amortization	(472,221)	-	(472,221)
Interest expense accrual	360,205	-	360,205
Accretion	194,230	-	194,230
Change in fair value of derivatives	-	(34,000)	(34,000)
Balance, December 31, 2022	8,463,214	1,585,000	10,048,214
Transaction costs amortization	(95,313)	-	(95,313)
Interest expense accrual	974,534	-	974,534
Accretion	587,565	-	587,565
Change in PV of host liability*	97,732	-	97,732
Change in fair value of derivatives	-	(969,000)	(969,000)
Balance, December 31, 2023	$10,027,732	$616,000	$10,643,732

Disclosure of detailed information about the assumptions used in this valuation model and the resulting fair value of the embedded derivatives [Table Text Block]
	December 31, 2023	December 31, 2022	August 4, 2022
Maturity date	August 4, 2025	August 4, 2025	August 4, 2025
Risk-free rate	5.24% - 4.33%	4.24% - 4.29%	2.26% - 3.05%
Exchange rate (USD$ to CAD$)	1.3226	1.3544	1.2854
Share price	$1.05	$1.58	$1.65
Expected volatility	61.3%	53.4%	56.3%
Dividend yield	%Nil	%Nil	%Nil
Annual interest rate	9.25%	8.75%	8.75%
Conversion price (per share)	$1.73425	$2.25193	$2.3728
Conversion price cap	$2.60138	$3.44543	$3.63037
Credit spread	10.75%	13.94%	12.62%